Schedule of key management personnel and directors’ compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Related Parties
Compensation and benefits	$ 312	$ 296	$ 939	$ 907
Cash paid for settlement of share-based awards			1,160
Share-based compensation	68	35	103	117
Key management personnel compensation	$ 380	$ 331	$ 2,202	$ 1,024